Net Investments in Properties (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Investment Property, at Cost
Less: Accumlated depreciation	$ (258,655)	$ (203,139)
Net investments in real estate	2,070,380	2,147,524
Real Estate [Member]
Real Estate Investment Property, at Cost
Land	470,809	476,790
Buildings	1,772,661	1,788,786
Less: Accumlated depreciation	(242,648)	(190,316)
Net investments in real estate	2,000,822	2,075,260
Operating Real Estate Business [Member]
Real Estate Investment Property, at Cost
Land	8,296	8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumlated depreciation	(16,007)	(12,823)
Net investments in real estate	$ 69,558	$ 72,264